UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005
Check here if Amendment [x] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	August 17, 2005

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	103
Form 13F Information Table Value Total:	150,940

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    1   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      403    17658 SH       SOLE                     9408     8250
Advanced Micro Devices, Inc. U COM              007903107      274    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      458     1653 SH       SOLE                      262     1391
Alliance Capital Management Hl COM              01855A101      471    10000 SH       SOLE                    10000
Altria Group Inc               COM              718154107     5841    89326 SH       SOLE                    81106     8220
Amazon.Com                     COM              023135106      360    10500 SH       SOLE                    10000      500
American Intl Group            COM              026874107     2337    42170 SH       SOLE                    32665     9505
Apple Computers Inc            COM              037833100      417    10000 SH       SOLE                    10000
Archer-Daniels -Midland Corp   COM              039483102      250    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1801    28862 SH       SOLE                    26622     2240
Bank of America (New)          COM              06605F102     3942    89380 SH       SOLE                    76456    12924
Barnes & Noble Inc             COM              067774109     1104    32000 SH       SOLE                    28000     4000
Berkshire Hathaway Cl B        COM              084670207      760      266 SH       SOLE                      266
Boeing Co                      COM              097023105      421     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      361     6000 SH       SOLE                              6000
Bristol-Myers Squibb Co        COM              110122108     2300    90344 SH       SOLE                    89860      484
Burlington Northern Santa Fe C COM              12189T104      299     5550 SH       SOLE                     5379      171
Cendant Corp.                  COM              151313103     1298    63200 SH       SOLE                    43200    20000
Cheung Kong Holding            COM              166744201      268    30000 SH       SOLE                    29322      678
Chevron Corp                   COM              166764100     6434   110336 SH       SOLE                   106850     3886
CitiGroup Inc.                 COM              13218P105     4246    94482 SH       SOLE                    70516    23966
Citizens Communications        COM              17453B101     1506   116400 SH       SOLE                    78400    38000
Coca Cola Enterprises          COM              191219104     1847    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     3135    75226 SH       SOLE                    54076    21150
Comcast Corp-Special Cl A      COM              20030N200      836    25000 SH       SOLE                    15000    10000
Corporate Office Property Trus COM              22002T108      241     9100 SH       SOLE                     9100
EOG Resources Inc              COM              26875P101      244     5000 SH       SOLE                     2000     3000
Emerson Electric Co Com        COM              291011104      231     3565 SH       SOLE                     3535       30
Enterprise Products Partners   COM              293792107      440    17140 SH       SOLE                    17060       80
Equity Office Properties Tr -  COM              294741103      482    16000 SH       SOLE                     6000    10000
Exxon Mobil Corporation        COM              302290101     7242   121506 SH       SOLE                   112886     8620
Fannie Mae                     COM              313586109     1741    31970 SH       SOLE                    21800    10170
Federated Department Stores In COM              31410H101     1412    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      329     9982 SH       SOLE                              9982
First Industrial Realty Trust  COM              32054K103      757    20000 SH       SOLE                    10000    10000
Ford Motor Cp DE NEW           COM              345370100      791    69790 SH       SOLE                    69590      200
Freddie Mac - Voting Common    COM              313400301    10495   166054 SH       SOLE                   146138    19916
Freeport McMoran Copper & Gold COM              35671D857      726    18340 SH       SOLE                    18340
GameStop Corp CL B             COM                             303    13593 SH       SOLE                    11894     1699
Genentech, Inc.                COM              368710406      691    12200 SH       SOLE                    10000     2200
General Electric               COM              369604103     8395   232810 SH       SOLE                   217243    15567
General Motors Corporation     COM              370442105      403    13700 SH       SOLE                    13414      286
Gillette Company               COM              375766102     1323    26200 SH       SOLE                    26200
HRPT Properties Trust REIT     COM              40426W101     2101   176375 SH       SOLE                   121975    54400
HSBC Holdings Plc Ltd ADR      COM              404280406      468     5900 SH       SOLE                      550     5350
Home Depot                     COM              437076102     1241    32460 SH       SOLE                    18900    13560
Home Properties Inc - REIT     COM              437306103      582    15000 SH       SOLE                     5000    10000
Hugoton Royalty Trust Texas    COM              444717102      383    13000 SH       SOLE                     8000     5000
IAC/InterActiveCorp            COM              44919p300      911    40900 SH       SOLE                    40200      700
IStar Financial                COM              45031U101      638    15500 SH       SOLE                     5000    10500
International Business Machine COM              459200101     7156    78308 SH       SOLE                    60704    17604
International Game Technology  COM              459902102      400    15000 SH       SOLE                    15000
J.P. Morgan Chase & Co.        COM              16161A108     3180    91904 SH       SOLE                    54866    37038
Johnson & Johnson              COM              478160104      891    13264 SH       SOLE                    12254     1010
KeyCorp (New)                  COM              493267108      649    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     1554    23640 SH       SOLE                    23560       80
Kinder Morgan Energy Partners  COM              494550106     3310    73550 SH       SOLE                    64500     9050
Liberty Media Corp A           COM              530718105      907    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     6876    93500 SH       SOLE                    70784    22716
Lucent Technologies, Inc. (AT& COM              549463107       35    12844 SH       SOLE                    12844
Maguire Properties Inc REIT    COM              559775101      920    38545 SH       SOLE                    38475       70
May Department Stores Comp     COM              577778103     5667   153076 SH       SOLE                   135803    17273
Meadowbrook Golf Inc           COM              583195102       29   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      759    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     5892   182020 SH       SOLE                   162020    20300
Microsoft Corp                 COM              594918104      876    36240 SH       SOLE                    25860    10380
New York Community Bancorp, In COM              649445103     2257   124270 SH       SOLE                    95990    28280
News Corp Inc                  COM              652487703      204    11600 SH       SOLE                      600    11000
News Corp Inc CL A             COM              65248E104     1862   110022 SH       SOLE                   108564     1458
Oceanic Exploration            COM                              12    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      294    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1591    30000 SH       SOLE                    28500     2000
Pfizer, Inc.                   COM              717081103     2519    95900 SH       SOLE                    69720    26180
Public Storage                 COM              74460D109      796    13971 SH       SOLE                     1488    12483
Qualcomm                       COM              747525103      733    20000 SH       SOLE                    10000    10000
Rayonier Inc REIT              COM              754907103      248     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM              755881109      334    20000 SH       SOLE                    20000
Royal Dutch Shell PLC - ADR A  COM              780259206     3125    52050 SH       SOLE                    32822    19228
SBC Communications Inc         COM              78387G103      661    27899 SH       SOLE                    27799      100
SLM Corp (formerly USA Educati COM              78442A109      299     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      724   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      332    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      314    40000 SH       SOLE                    40000
Symantec Corporation           COM              871503108      587    27500 SH       SOLE                    26800      700
Sysco Corp                     COM              871829107      358    10000 SH       SOLE                             10000
Tanger Factory Outlet REIT     COM              875465106      282    12800 SH       SOLE                    12800
Target Corp. (frmly Dayton Hud COM              239753106      206     4120 SH       SOLE                     4080       40
Tenet Healthcare Corp          COM              88033G100      115    10000 SH       SOLE                    10000
The Directv Group Inc(Prev Hug COM              444418107      365    25305 SH       SOLE                    25264       41
U.S. Bancorp (Formerly First B COM              902973106      536    18583 SH       SOLE                    18204      379
Verizon                        COM              92343V104     1653    46562 SH       SOLE                    31487    15075
Viacom Inc Cl B                COM              925524308     1634    46900 SH       SOLE                    31900    15000
WalMart Stores                 COM              931142103      303     6055 SH       SOLE                     5325      730
Washington Mutual              COM              939322103      382     9675 SH       SOLE                     9650       25
Yum Brands Inc (formerly Trico COM              895953107      208     4020 SH       SOLE                     3720      400
Zimmer Holdings Inc            COM              98956P102      595     7652 SH       SOLE                     7604       48
Corts Tr for Ford Mtr 8% Call                   22082K209      238    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                  369622527      516    20000 SH       SOLE                    20000
General Motors Prd 7.50% Cl 6/                  370442121      213    10000 SH       SOLE                             10000
Maguire Prop Inc 7.625% Call 1                  559775200      263    10600 SH       SOLE                    10600
Alltel Corp 7.75% Convert unti                  020039822     2143    42450 SH       SOLE                    36350     6500
Ford Motor Tr II 6.5% Call 01/                  345395206      997    22000 SH       SOLE                    19800     2200